Loan Receivable and Accrued Interest	6 Months Ended
Sep. 30, 2022
Loan Receivable And Accrued Interest [Abstract]
LOAN RECEIVABLE AND ACCRUED INTEREST

NOTE 5 – LOAN RECEIVABLE AND ACCRUED INTEREST

	September 30, 2022 (Unaudited)	March 31, 2022

Loan receivable - RH Holdings Management (HK) Limited	$1,500,000	$1,500,000
Accrued interest	81,000	81,000
Total	$1,581,000	$1,581,000

Short-term loan of $1.5 million at 5.4% annual interest rate was made to RH Holdings Management (HK) Limited from June 1, 2019, to May 31, 2020. The loan receivable from RH Holdings Management (HK) Limited is overdue and management expected to fully collect the balance of the loan and accrued interest of $1,581,000 before June 30, 2023.